Income taxes - Schedule Of Components Of Income Tax Expense Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax benefit (expense)	$ 309	$ (410)	$ (16)
Deferred income tax benefit	(1,048)	(122)	(130)
Hong Kong [Member]
Income tax benefit (expense)	741	532	146
Deferred income tax benefit	$ 1,050	$ 122	$ 130